Capital transactions (Details Textuals 4) (USD $)	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2012 Days	Jun. 30, 2011	Nov. 12, 2010 Warrant	Feb. 05, 2010 Warrant	Mar. 31, 2011 Warrant	Jun. 30, 2012 Warrant April 9, 2012	Jun. 30, 2012 Warrant February 5, 2015	Jun. 30, 2012 Warrant March 11, 2015	Jun. 30, 2012 Warrant March 18, 2015	Jun. 30, 2012 Warrant March 11, 2015	Jun. 30, 2012 Warrant July 1, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable		(219,756)	1,000	4,039,636	218,756	36,973	590,446	3,082,027	117,163	30,244	50,000
Warrant remaining contractual term						4 years 9 months 11 days	2 years 7 months 6 days	2 years 8 months 12 days	2 years 8 months 19 days	2 years 8 months 12 days	3 years
Warrant excercisable date						Apr. 09, 2017	Feb. 05, 2015	Mar. 11, 2015	Mar. 18, 2015	Mar. 11, 2015	Jul. 01, 2015
Warrant exercisable period	5 years
Percentage of common stock trade minimum threshold limit of exercise price	150.00%
Average trading volume of minimum threshold limit of common stock	$ 150,000
Number of trading days	10